Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	291,666,666	291,666,666	291,666,666
Common stock, shares issued	7,843,150	7,843,150	9,187,659
Common stock, shares outstanding	7,833,150	7,833,150	9,154,846
Treasury stock, shares	10,000	10,000	32,813